Average Annual Total Returns - Class K - BlackRock LifePath Dynamic 2055 Fund	Apr. 30, 2021
LifePath Dynamic 2055 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.19%
5 Years	12.00%
10 Years	9.65%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Class K Shares
Average Annual Return:
1 Year	15.69%
5 Years	12.37%
10 Years	9.82%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	14.89%
5 Years	10.42%
10 Years	8.30%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.51%
5 Years	9.12%
10 Years	7.49%